Equity (Details) - USD ($)				6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 10, 2018	Jul. 06, 2018	Apr. 06, 2018	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 20, 2019	Jul. 06, 2016
Equity (Details) [Line Items]
Sale of stock, description		On July 6, 2018, the Company and certain institutional investors entered into a securities purchase agreement (“Private Placement”), pursuant to which the Company agreed to sell to such investors an aggregate of 769,232 ordinary shares together with Series A warrants to purchase a total of 576,924 ordinary shares (the “Series A Warrants”), for gross proceeds of approximately $2.0 million. Each investor received a Series A Warrant to purchase a number of shares equal to 75% of the number of ordinary shares the investor purchases in the offering with a warrant term of four (4) years. The purchase price for each ordinary share and the related Series A Warrants is $2.60. The Series A Warrants have an exercise price of $2.60. In connection with the offering, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date. The closing of the offering took place on July 10, 2018. On August 9, 2018, the closing bid price of the Company’s ordinary shares was $1.29, and thus the Series B Warrant was exercised for 390,579 ordinary shares.		In connection with the private placement closed on July 10, 2018, the investors also received Series B warrants with an initial face amount of 200,000 ordinary shares, which are subject to adjustment not in excess of an aggregate of 462,843 ordinary shares (the “Series B Warrants”) for nominal consideration. If on the 30th day after the closing date of the transaction (the “Adjustment Date”), the closing bid price of the Company’s ordinary shares is less than $2.60, the investors shall have the right to exercise the Series B Warrants and the number of ordinary shares to be issued to the investors upon exercise of the Series B Warrants shall be adjusted (upward or downward, as necessary) based on the closing bid price of the Company’s ordinary shares on such date.
Ordinary shares issued				25,287,851			25,287,851
Ordinary shares outstanding				25,287,851			25,287,851
Ordinary shares held in escrow, description				Upon completion of the business combination between the Company and Adrie, an aggregate of 20 million ordinary shares were issued and 8 million of the issued ordinary shares were deposited in escrow (the “Escrow Shares”).
Escrowed restricted shares				8,000,000
Warrants outstanding				623,078			623,078
Estimated fair value (in Dollars)				$ (16,998)	$ 27,730
Changes in fair value of warrant liabilities (in Dollars)								$ 1,259
Percentage of ordinary shares			6.00%			100.00%
Incremental issuance costs (in Dollars)	$ 310,000
Statutory reserve, description					The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital.
Statutory reserve (in Dollars)				$ 362,797			$ 362,797
Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares issued				25,287,851			25,287,851
Ordinary shares outstanding				25,287,851			25,287,851
Series A Warrants [Member]
Equity (Details) [Line Items]
Warrants outstanding				576,924			576,924
Placement Agent Warrants [Member]
Equity (Details) [Line Items]
Warrants outstanding				46,154			46,154
Estimated fair value (in Dollars)	96,185
Class A Preferred Shares [Member]
Equity (Details) [Line Items]
Preferred shares issued				715,000						715,000
Preferred shares outstanding				715,000			715,000
Class B Preferred Shares [Member]
Equity (Details) [Line Items]
Preferred shares issued				291,795,150			291,795,150		291,795,150
Preferred shares outstanding				291,795,150			291,795,150
Series A Warrants [Member]
Equity (Details) [Line Items]
Sale of stock, description				In connection with the private placement closed on July 10, 2018, the Company issued Series A warrants to investors to purchase a total of 576,924 ordinary shares with a warrant term of four (4) years. The Series A Warrants have an exercise price of $2.60 per share. On January 9, 2019, the Board of the Company approved a downward adjustment of the exercise price from $2.60 to $1.18.
Convertible common stock price per share (in Dollars per share)				$ 2.6
Estimated fair value (in Dollars)	$ 1,202,310
Changes in fair value of warrant liabilities (in Dollars)							$ 12,500